CONDENSED BALANCE SHEETS	Mar. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	$ 1,205,061
Restricted cash	21,192
Other receivable	288,166
Due from former parent	221,422
Inventory	392,640
Deferred offering costs	65,078
Prepaid expenses	387,912
Total current assets	2,581,471
Property and equipment, net	870,914
Other assets	122,163
Total assets	3,574,548
Current liabilities:
Accounts payable	1,465,494
Deferred collaboration revenue	2,088,989
Deferred product revenue	208,258
Convertible notes payable	150,000
Accrued expenses	1,266,347
Warrant liability	1,252,620
Current portion of long-term debt	1,994,015
Total current liabilities	8,425,723
Long-term debt, net of discount	1,332,703
Deferred rent	7,114
Total liabilities	9,765,540
Commitments and Contingencies (See Note 6)
Stockholders' Deficit:
Preferred stock: $0.0001 par value, 10,000,000 shares authorized at March 31, 2017 and December 31, 2016; no shares issued and outstanding at March 31, 2017 and December 31, 2016.
Common stock: $0.0001 par value, 50,000,000 shares authorized at March 31, 2017 and December 31, 2016; 14,424,128 and 14,007,132 shares issued and outstanding at March 31, 2017 and December 31, 2016, respectively.	1,443
Additional paid-in capital	38,959,031
Accumulated deficit	(45,151,466)
Total stockholders' deficit	(6,190,992)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 3,574,548